LONG-TERM INVESTMENT (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2017 CNY (¥)
Equity method investment
Cost of equity method investment	$ 456,988	$ 452,303
Profit from equity method investment	210,687	208,527
Dividend Distribution received	(110,786)	(54,825)
Investment disposed	(456,988)
Loss recognized from disposal	$ (99,901)
Total long-term investment		$ 606,005
Moshangfa
Equity method investment
Cost of equity method investment | ¥			¥ 3,300,000